CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (UNAUDITED) - USD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Sep. 30, 2024	Sep. 30, 2023
Income Statement [Abstract]
Revenues, net	$ 4,624,449	$ 5,141,832	$ 19,990,833	$ 22,685,834
Cost of sales	3,491,428	3,700,020	14,807,117	15,549,013
Gross profit	1,133,021	1,441,812	5,183,716	7,136,821
Sales and marketing expenses	160,069	208,692	769,370	875,803
General and administrative expenses	1,645,982	1,597,621	6,365,464	6,322,147
Goodwill impairment	225,000	0	200,000	0
Operating loss	(898,030)	(364,501)	(2,151,118)	(61,129)
Fair value adjustment of earnout consideration			0	(70,000)
Interest income	(15,594)	(17,469)	(78,863)	(23,188)
Interest expense - related party	11,967	19,010	62,662	104,201
Other expense/(income), net	3,372	(687)	8,315	(30,019)
Loss from continuing operations before income taxes	(897,775)	(365,355)	(2,143,232)	(42,123)
Provision for income taxes	0	0	22,947	20,006
Loss from continuing operations	(897,775)	(365,355)	(2,166,179)	(62,129)
Income from discontinued operations, net of tax	189,710	11,135	215,592	(3,674,528)
Net loss	$ (708,065)	$ (354,220)	$ (1,950,587)	$ (3,736,657)
Basic (loss)/earnings per share:
Basic loss per share from continuing operations	$ (0.82)	$ (0.33)	$ (1.97)	$ (0.06)
Basic earnings per share from discontinued operations	0.18	0.01	0.20	(3.33)
Basic loss per share	(0.64)	(0.32)	(1.77)	(3.39)
Diluted (loss)/earnings per share:
Diluted loss per share from continuing operations	(0.82)	(0.33)	(1.97)	(0.06)
Diluted earnings per share from discontinued operations	0.18	0.01	0.20	(3.33)
Diluted loss per share	$ (0.64)	$ (0.32)	$ (1.77)	$ (3.39)
Weighted average common shares outstanding:
Basic	1,101,069	1,101,069	1,101,069	1,101,069
Diluted	1,101,069	1,101,069	1,101,069	1,101,069